February 12, 2021

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 377 to the Trust’s Registration Statement under the Securities Act and Amendment No. 378 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add a new portfolio series to the Trust, to be known as the “Philotimo Focused Growth and Income Fund”.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 913.660.0778 ● c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com